AMERICAN INDEPENDENCE FUNDS TRUST II

230 Park Avenue, Suite 534

New York, NY 10169

(212) 488-1331

December 18, 2013	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust II (the “Registrant” or “Trust”)
Form N-1A Filing
SEC File Numbers: 811-22878; 333-190593

Mr. Grzeskiewicz:

Accompanying this letter for filing pursuant to Rule N-1A of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, is Pre-Effective Amendment No. 02 to the initial Registration Statement filed on August 13, 2013 (Accession No. 0001581466-13-000006 ) and subsequent amendment (Pre-Effective Amendment No 01, Accession No. 0001581466-13-000010) of the Registrant with respect to initial series of the Trust, the American Independence MAR Tactical Conservative Fund, American Independence MAR Tactical Moderate Growth Fund, American Independence MAR Tactical Growth Fund, American Independence MAR Tactical Aggressive Growth Fund and American Independence Laffer Dividend Growth Fund.

The purpose of this filing is to make minor updates to the Prospectuses and SAIs filing in the Pre-Effective Amendment No. 01 and to include the Financial Statements for the Funds with respect to the seed money and to file the legal opinion and audit opinion and consent. Please contact the undersigned at (646) 747-3477 should you have any questions regarding this filing.

Sincerely,

/s/ Eric M. Rubin

Eric M. Rubin

President, American Independence Funds Trust II

enclosure